Segment reporting - Summarized segment assets and liabilities and additions (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Disclosure of operating segments [line items]
Segment assets	$ 4,416.1		$ 4,277.0
Segment liabilities	4,600.5		$ 4,572.8
Nigeria
Disclosure of operating segments [line items]
Segment assets	922.9	$ 890.9
Segment liabilities	340.4	394.4
Additions of property, plant and equipment, right of use assets and intangible assets	1.6	21.1
SSA
Disclosure of operating segments [line items]
Segment assets	1,323.4	1,351.9
Segment liabilities	849.2	846.3
Additions of property, plant and equipment, right of use assets and intangible assets	18.7	7.4
Latam
Disclosure of operating segments [line items]
Segment assets	1,785.8	2,036.5
Segment liabilities	695.4	732.9
Additions of property, plant and equipment, right of use assets and intangible assets	$ 36.1	44.3
MENA
Disclosure of operating segments [line items]
Segment assets		177.8
Segment liabilities		105.4
Additions of property, plant and equipment, right of use assets and intangible assets		$ 0.8